Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intangible Assets, Net
Schedule of intangible assets

	June 30, 2022
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(15,388)	$122,112
Favorable lease asset	220	(101)	119
Software	805	(471)	334
Intangible assets, net	$138,525	$(15,960)	$122,565

	December 31, 2021
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(12,091)	$125,409
Favorable lease asset	220	(79)	141
Software	758	(394)	364
Intangible assets, net	$138,478	$(12,564)	$125,914

	December 31, 2021
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(12,091)	$125,409
Favorable lease asset	220	(79)	141
Software	758	(394)	364
Intangible assets, net	$138,478	$(12,564)	$125,914

	December 31, 2020
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(5,496)	$132,004
Favorable lease asset	220	(36)	184
Software	436	(285)	151
Intangible assets, net	$138,156	$(5,817)	$132,339